Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 120	$ 83
Inventory in progress	1,285
Finished goods	4,906	2,791
Net- advances from customers	(904)
Inventories	$ 5,407	$ 2,874